Annual Fund Operating Expenses - EUROPACIFIC GROWTH FUND	May 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.83%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.85%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.57%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.63%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.49%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.08%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.88%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.83%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.86%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.91%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.58%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.47%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.59%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.52%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.57%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.56%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.12%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.82%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.52%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.47%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.27%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.62%